UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: 234110(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      640     7800 SH       Sole                     7800
Abbott Labs                    COM              002824100     2095    44900 SH       Sole                    44900
Adobe Sys Inc                  COM              00724F101     1976    31500 SH       Sole                    31500
Agilent Technologies           COM              00846U101      238     9873 SH       Sole                     9873
American Express Co            COM              025816109     5246    93069 SH       Sole                    93069
American International Group   COM              026874107     5982    91093 SH       Sole                    91093
Amgen Inc                      COM              031162100     3624    56500 SH       Sole                    56500
Apollo Group Inc               COM              037604105      303     3750 SH       Sole                     3750
Applied Biosystems OLD         COM              380201038      780    37310 SH       Sole                    37310
Applied Materials Inc          COM              038222105      952    55650 SH       Sole                    55650
Automatic Data Processing Inc  COM              053015103      537    12100 SH       Sole                    12100
Avon Products Inc              COM              054303102      596    15400 SH       Sole                    15400
Bank of America                COM              060505104     1596    33962 SH       Sole                    33962
Barr Pharmaceuticals Inc       COM              068306109     1348    29600 SH       Sole                    29600
Bed Bath & Beyond              COM              075896100     1300    32650 SH       Sole                    32650
BP Plc Sponsored ADR           COM              055622104     4771    81692 SH       Sole                    81692
Bristol Myers Squibb           COM              110122108      238     9300 SH       Sole                     9300
Burlington Northern            COM              12189T104      312     6593 SH       Sole                     6593
Carnival Corp                  COM              143658300     3472    60250 SH       Sole                    60250
Caterpillar Inc                COM              149123101      341     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     5588   106410 SH       Sole                   106410
Cigna Corp                     COM              125509109      208     2550 SH       Sole                     2550
Cintas Corp Ohio               COM              172908105     2695    61449 SH       Sole                    61449
Cisco Systems                  COM              17275r102     3287   170153 SH       Sole                   170153
Citigroup Inc                  COM              172967101     2799    58098 SH       Sole                    58098
Coca Cola Co                   COM              191216100     1219    29275 SH       Sole                    29275
Corning Inc                    COM              219350105      466    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      484     6500 SH       Sole                     6500
Dell Inc                       COM              24702R101     2362    56058 SH       Sole                    56058
Disney Walt Co                 COM              254687106      281    10100 SH       Sole                    10100
Dollar Tree Stores             COM              256746108     1185    41200 SH       Sole                    41200
Dow Chem Co                    COM              260543103      717    14477 SH       Sole                    14477
Du Pont de Nemours             COM              263534109     1842    37556 SH       Sole                    37556
Electronic Arts, Inc.          COM              285512109     2054    33300 SH       Sole                    33300
Eli Lilly&Co                   COM              532457108     1204    21208 SH       Sole                    21208
Exxon Mobil Corp               COM              30231G102     7826   152665 SH       Sole                   152665
Federal Natl Mtg Assn          COM              313586109     2471    34700 SH       Sole                    34700
First Data Corp                COM              319963104     2599    61090 SH       Sole                    61090
Fiserv Inc                     COM              337738108     4869   121149 SH       Sole                   121149
Flextronics Intl Ltd           COM              Y2573F102     2807   203100 SH       Sole                   203100
Franklin Res Inc               COM              354613101      413     5930 SH       Sole                     5930
General Electric Co            COM              369604103    17319   474503 SH       Sole                   474503
Gillette Co                    COM              375766102      309     6900 SH       Sole                     6900
H&R Block Inc                  COM              093671105      446     9100 SH       Sole                     9100
Harley Davidson Inc            COM              412822108     1121    18450 SH       Sole                    18450
Hewlett Packard Co.            COM              428236103     1776    84694 SH       Sole                    84694
Home Depot, Inc.               COM              437076102     2359    55188 SH       Sole                    55188
Honeywell Inc                  COM              438516106      256     7236 SH       Sole                     7236
Intel Corp                     COM              458140100     4458   190603 SH       Sole                   190603
Intl Business Mach             COM              459200101     6964    70641 SH       Sole                    70641
Intuit                         COM              461202103     1778    40400 SH       Sole                    40400
Jefferson Pilot Corp           COM              475070108      710    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     6216    98009 SH       Sole                    98009
JPMorgan Chase & Co            COM              46625H100     1103    28264 SH       Sole                    28264
Key Tronic Inc                 COM              493144109      309    92377 SH       Sole                    92377
Lehman Brothers Holdings Inc   COM              524908100      412     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1965    50700 SH       Sole                    50700
Lowes Cos Inc                  COM              548661107      202     3500 SH       Sole                     3500
Maxim Integrated Inc           COM              57772K101     1231    29040 SH       Sole                    29040
Medtronic Inc                  COM              585055106     4530    91200 SH       Sole                    91200
Merck & Co                     COM              589331107      644    20030 SH       Sole                    20030
Microsoft Corp.                COM              594918104     5953   222809 SH       Sole                   222809
Moody's                        COM              615369105      295     3400 SH       Sole                     3400
Morgan Stanley                 COM              617446448      568    10228 SH       Sole                    10228
Noble Energy, Inc.             COM              655044105      370     6000 SH       Sole                     6000
Nokia Corp ADR                 COM              654902204     2267   144650 SH       Sole                   144650
Omnicom Group Inc              COM              681919106     3310    39250 SH       Sole                    39250
Oracle Corp.                   COM              68389x105      605    44080 SH       Sole                    44080
Pepsico, Inc.                  COM              713448108     5400   103450 SH       Sole                   103450
Pfizer, Inc.                   COM              717081103     3321   123518 SH       Sole                   123518
Procter & Gamble Co            COM              742718109     6769   122894 SH       Sole                   122894
RLI Corp                       COM              749607107      208     5000 SH       Sole                     5000
Royal Dutch Pete               COM              780257804      866    15088 SH       Sole                    15088
Rubios Restaurants Inc         COM              78116B102      121    10000 SH       Sole                    10000
SBC Communications Inc         COM                             299    11606 SH       Sole                    11606
Schlumberger Ltd               COM              806857108      435     6500 SH       Sole                     6500
Staples, Inc.                  COM              855030102     1739    51575 SH       Sole                    51575
Starbucks Corp                 COM              855244109     4734    75915 SH       Sole                    75915
State Street Corp.             COM              857477103     1153    23479 SH       Sole                    23479
Stryker Corp                   COM              863667101     1891    39200 SH       Sole                    39200
Sysco Corp                     COM              871829107      439    11500 SH       Sole                    11500
The Charles Schwab Corp        COM                             932    77963 SH       Sole                    77963
Tiffany & Co                   COM              886547108     1052    32900 SH       Sole                    32900
Time Warner, Inc.              COM              887317303      226    11600 SH       Sole                    11600
True Religion Apparel          COM              89784N104      227    28000 SH       Sole                    28000
Tyco International Ltd.        COM              h89128104     5636   157687 SH       Sole                   157687
U.S. Bancorp                   COM              902973304      482    15374 SH       Sole                    15374
United Technologies            COM              913017109      313     3024 SH       Sole                     3024
Varian Med Sys Inc             COM              92220P105      629    14550 SH       Sole                    14550
Verizon Comm                   COM              92343V104      463    11430 SH       Sole                    11430
Viacom Inc Cl B                COM              92553P201      451    12400 SH       Sole                    12400
Vodafone Grp ADR               COM              92857W209     2916   106505 SH       Sole                   106505
Wal Mart Stores Inc            COM              931142103     3777    71500 SH       Sole                    71500
Walgreen Co                    COM              931422109     2218    57800 SH       Sole                    57800
Weatherford                    COM              g95089101     2198    42850 SH       Sole                    42850
Wells Fargo & Co               COM              949746101    18249   293628 SH       Sole                   293628
Whole Food Market, Inc.        COM              966837106      420     4400 SH       Sole                     4400
Wyeth                          COM              983024100      652    15300 SH       Sole                    15300
Chestnut Str Exch Fd Sh Partsh                  166668103    12472 37432.300 SH      Sole                37432.300
Midcap SPDR Tr Ser 1                            595635103      486     4020 SH       Sole                     4020
Nasdaq-100 Trusts Shares                        631100104      261     6550 SH       Sole                     6550
SPDR Tr Unit Ser 1                              78462F103     1225    10131 SH       Sole                    10131
The Individuals' Venture Fund                                  253   350000 SH       Sole                   350000